Risk management (Details 11) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Foreign currency derivatives		$ 61
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	$ (34)	(121)
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	61
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(20)
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(14)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	61
Foreign currency derivatives	(22)	(81)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	61
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(20)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(2)
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	$ (12)	$ (40)